Investment Securities - Other (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($)
Investment Securities
Number of securities consisted in portfolio | security	308	322
Number of securities in loss position | security	10	128
Aggregate fair value of securities in loss position	$ 12,725,000	$ 81,018,000
Loss position for 12 months or longer	1,229,000	52,658,000
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	325,000	798,000
Proceeds from sale of available for sale debt securities	5,845,000	21,503,000	$ 77,168,000
Gains realized on sales	49,000	6,000	253,000
Unrealized net losses related to equity securities	61,000
Recognized net securities losses	$ 61,000	$ (40,000)	$ 255,000